UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® GNMA Fund

October 31, 2016

MOG-QTLY-1216
1.809097.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bonds 2.5% 5/15/46 (a)(b)(c)	8,000	7,864
U.S. Treasury Notes 0.75% 7/15/19 (a)	76,419	75,977
		83,841
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $84,578)		83,841

U.S. Government Agency - Mortgage Securities - 83.9%
Fannie Mae - 1.7%
2.41% 12/1/34 (d)	88	91
2.41% 3/1/35 (d)	44	45
2.425% 1/1/35 (d)	291	303
2.439% 2/1/33 (d)	26	27
2.442% 10/1/33 (d)	27	28
2.446% 9/1/33 (d)	706	729
2.5% 6/1/31 to 8/1/31	94,467	97,275
2.5% 11/1/31 (e)	8,200	8,438
2.532% 7/1/35 (d)	32	33
2.567% 10/1/33 (d)	66	69
2.582% 3/1/36 (d)	168	175
2.584% 3/1/33 (d)	134	140
2.597% 7/1/36 (d)	153	161
2.6% 6/1/47 (d)	180	190
2.73% 7/1/34 (d)	54	56
2.799% 11/1/36 (d)	290	305
2.929% 8/1/35 (d)	453	476
2.944% 7/1/34 (d)	757	804
2.954% 5/1/35 (d)	383	401
2.975% 9/1/34 (d)	454	483
3.289% 8/1/35 (d)	610	650
5.5% 12/1/17 to 3/1/20	226	237
6.5% 10/1/17	9	9
7% 11/1/16 to 3/1/17	6	6
7.5% 4/1/17	0	0
8.5% 12/1/27	64	76
9.5% 9/1/30	13	16
10.25% 10/1/18	1	1
		111,224
Freddie Mac - 0.2%
2.2% 3/1/37 (d)	33	34
2.366% 11/1/35 (d)	348	363
2.493% 12/1/35 (d)	320	332
2.591% 12/1/35 (d)	2,551	2,705
2.599% 6/1/33 (d)	389	407
2.625% 5/1/37 (d)	67	71
2.82% 10/1/36 (d)	526	551
2.85% 7/1/35 (d)	275	287
2.856% 10/1/35 (d)	237	248
2.865% 3/1/35 (d)	1,768	1,878
2.888% 6/1/33 (d)	982	1,036
2.989% 4/1/36 (d)	331	348
3.11% 8/1/34 (d)	147	156
3.139% 3/1/33 (d)	4	4
3.194% 6/1/33 (d)	1,024	1,077
5.5% 7/1/24 to 1/1/25	970	1,089
8.5% 10/1/18 to 6/1/25	16	18
9% 7/1/18 to 10/1/19	0	0
9.5% 7/1/30	29	32
		10,636
Ginnie Mae - 82.0%
2.5% 2/20/41 to 3/20/43	59,677	60,411
3% 5/15/27 to 10/20/46	651,184	681,202
3% 11/1/46 (e)	75,280	78,408
3% 11/1/46 (e)	75,280	78,408
3% 11/1/46 (e)	65,000	67,701
3% 11/1/46 (e)	65,000	67,701
3% 11/1/46 (e)	109,110	113,644
3% 11/1/46 (e)	69,000	71,867
3% 11/1/46 (e)	69,400	72,284
3.25% 2/20/41 to 7/20/46	2,810	2,959
3.5% 9/15/26 to 9/20/46 (c)	1,835,252	1,964,814
3.5% 11/1/46 (e)	29,340	31,071
3.7% 10/15/42	14,232	15,313
3.74% 7/20/42 to 8/20/42	1,626	1,742
3.75% 10/20/41 to 5/20/46	26,399	28,126
4% 2/20/33 to 4/20/46 (b)	947,819	1,026,410
4% 5/15/44	3,715	4,071
4% 11/1/46 (e)	600	643
4.25% 1/20/46	967	1,039
4.3% 8/20/61 (f)	7,962	8,226
4.5% 7/15/33 to 11/20/45	442,256	486,152
4.649% 2/20/62 (f)	5,874	6,143
4.682% 2/20/62 (f)	7,756	8,096
4.75% 7/15/40	1,682	1,867
4.875% 9/15/39 to 12/15/39	10,130	11,279
5% 8/15/18 to 4/15/41	151,378	169,685
5.09% 4/15/36 to 11/15/36	7,257	8,187
5.35% 4/20/29 to 12/20/30	13,632	14,833
5.391% 11/20/59 (f)	20,418	20,889
5.5% 12/20/18 to 2/20/42	56,615	64,410
6% 8/15/17 to 3/15/39	19,510	22,520
6.45% 1/15/32 to 8/15/32	394	467
6.5% 5/15/23 to 1/15/39	12,258	14,121
7% 4/15/22 to 9/20/34	22,457	26,490
7.25% 9/15/27	45	53
7.395% 6/20/25 to 2/20/27	599	685
7.5% 9/15/21 to 9/20/32	9,261	10,909
8% 1/15/20 to 9/15/31	2,569	3,058
8.5% 11/15/16 to 2/15/31	206	248
9% 9/15/19 to 5/15/30	197	220
9.5% 12/20/16	0	0
10.5% 1/15/18 to 10/15/18	0	0
		5,246,352
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,263,877)		5,368,212

Collateralized Mortgage Obligations - 15.6%
U.S. Government Agency - 15.6%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	2,288	2,538
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(g)	$364	$67
Series 339 Class 5, 5.5% 7/25/33 (g)	459	102
Series 343 Class 16, 5.5% 5/25/34 (g)	388	62
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	784	950
Series 40 Class K, 6.5% 8/17/24	250	279
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,772	2,134
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	7,297	8,206
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.8757% 5/20/31 (d)	157	157
Series 2002-41 Class HF, 0.9346% 6/16/32 (d)	185	186
Series 2007-37 Class TS, 6.1554% 6/16/37 (d)(g)(h)	2,141	415
Series 2008-51 Class FE, 1.2846% 6/16/38 (d)	466	471
Series 2008-57 Class AF, 1.1057% 7/20/38 (d)	1,549	1,560
Series 2010-130 Class KF, 1.1846% 10/16/40 (d)	3,249	3,286
Series 2010-H03 Class FA, 1.0722% 3/20/60 (d)(f)	26,405	26,358
Series 2010-H17 Class FA, 0.8522% 7/20/60 (d)(f)	14,305	14,158
Series 2010-H18 Class AF, 0.8229% 9/20/60 (d)(f)	17,681	17,485
Series 2010-H19 Class FG, 0.8229% 8/20/60 (d)(f)	19,602	19,387
Series 2010-H27 Series FA, 0.9029% 12/20/60 (d)(f)	5,974	5,923
Series 2011-H05 Class FA, 1.0229% 12/20/60 (d)(f)	10,301	10,265
Series 2011-H07 Class FA, 1.0229% 2/20/61 (d)(f)	4,429	4,414
Series 2011-H12 Class FA, 1.0129% 2/20/61 (d)(f)	23,977	23,888
Series 2011-H13 Class FA, 1.0229% 4/20/61 (d)(f)	8,918	8,887
Series 2011-H14:
Class FB, 1.0229% 5/20/61 (d)(f)	10,639	10,597
Class FC, 1.0229% 5/20/61 (d)(f)	9,352	9,317
Series 2011-H17 Class FA, 1.0529% 6/20/61 (d)(f)	12,973	12,943
Series 2011-H21 Class FA, 1.1229% 10/20/61 (d)(f)	14,405	14,402
Series 2012-48 Class FA, 0.8846% 4/16/42 (d)	986	984
Series 2012-76 Class GF 0.8346% 6/16/42 (d)	1,107	1,106
Series 2012-H01 Class FA, 1.2229% 11/20/61 (d)(f)	12,665	12,707
Series 2012-H03 Class FA, 1.2229% 1/20/62 (d)(f)	8,201	8,229
Series 2012-H06 Class FA, 1.1529% 1/20/62 (d)(f)	12,602	12,613
Series 2012-H07 Class FA, 1.1529% 3/20/62 (d)(f)	7,586	7,593
Series 2012-H26, Class CA, 1.0529% 7/20/60 (d)(f)	32,822	32,752
Series 2015-H13 Class FL, 0.8029% 5/20/63 (d)(f)	34,411	34,289
Series 2015-H19 Class FA, 0.7229% 4/20/63 (d)(f)	26,196	26,076
Series 2016-12 Class FA, 0.8757% 1/20/46 (d)	5,302	5,285
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	2,741	3,116
Series 2002-50 Class PE, 6% 7/20/32	3,364	3,863
Series 2004-19 Class DP, 5.5% 3/20/34	180	190
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,118
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,623
Series 2006-50 Class JC, 5% 6/20/36	4,137	4,494
Series 2010-117 Class E, 3% 10/20/39	10,076	10,342
Series 2010-134 Class ES, 5.4743% 11/20/39 (d)(g)(h)	26,893	2,487
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,896
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	4,039	379
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,317	1,479
Series 2001-49 Class Z, 7% 10/16/31	712	844
Series 2002-18 Class ZB, 6% 3/20/32	1,258	1,434
Series 2002-24 Class SK, 7.4154% 4/16/32 (d)(g)(h)	889	192
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(h)	100	125
Class Z, 6.5% 5/16/32	1,813	2,118
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,266	1,514
Series 2002-42 Class ZA, 6% 6/20/32	852	972
Series 2002-43 Class Z, 6.5% 6/20/32	2,370	2,771
Series 2002-45 Class Z, 6% 6/20/32	522	599
Series 2003-75 Class ZA, 5.5% 9/20/33	3,101	3,391
Series 2004-24 Class ZM, 5% 4/20/34	6,923	7,692
Series 2004-46 Class BZ, 6% 6/20/34	3,814	4,383
Series 2004-61 Class Z, 5% 8/16/34	20,399	22,771
Series 2004-86 Class G, 6% 10/20/34	6,273	7,882
Series 2005-26 Class ZA, 5.5% 1/20/35	18,335	21,026
Series 2005-28 Class AJ, 5.5% 4/20/35	7,306	7,655
Series 2005-47 Class ZY, 6% 6/20/35	7,882	9,461
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,209
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,978
Series 2006-2 Class Z, 5.5% 1/20/36	11,725	13,156
Series 2008-17 Class BN, 5% 2/20/38	5,646	6,148
Series 2010-168 Class BG, 4% 4/20/40	9,210	10,118
Series 2011-21 Class SB, 8.4309% 2/16/41 (d)(h)	15,000	17,655
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,738
Series 2016-H04 Class FE, 1.1729% 11/20/65 (d)(f)	10,713	10,731
Series 1999-43:
Class SJ, 7.4354% 11/16/29 (d)(g)(h)	1,404	172
Class UN, 7.4354% 11/16/29 (d)(g)	450	25
Series 1999-45 Class SC, 8.0354% 12/16/29 (d)(g)	40	1
Series 2000-35 Class SA, 7.4154% 12/16/26 (d)(g)(h)	1,922	413
Series 2000-36 Class S, 7.4154% 11/16/30 (d)(g)	1,374	271
Series 2001-3 Class S, 7.5654% 2/16/31 (d)(g)	267	53
Series 2001-36:
Class SB, 7.5654% 12/16/23 (d)(g)(h)	694	116
Class SP, 8.2154% 9/16/26 (d)(g)	433	62
Series 2001-38 Class SB, 7.0454% 8/16/31 (d)(g)(h)	442	86
Series 2001-49:
Class SC, 7.0654% 12/16/25 (d)(g)(h)	900	143
Class SL, 7.0654% 5/16/30 (d)(g)(h)	1,266	243
Class SV, 7.7154% 12/16/28 (d)(g)(h)	154	14
Series 2001-50:
Class SD, 7.6743% 11/20/31 (d)(g)(h)	737	181
Class ST, 7.1654% 8/16/27 (d)(g)(h)	310	63
Class SV, 8.7654% 9/16/27 (d)(g)	913	126
Series 2001-65 Class SV, 7.5743% 2/20/29 (d)(g)(h)	1,713	431
Series 2002-21 Class SV, 7.5654% 3/16/32 (d)(g)(h)	2,253	511
Series 2002-5 Class SP, 6.9154% 1/16/32 (d)(g)(h)	454	77
Series 2003-23 Class S, 6.0154% 12/16/29 (d)(g)(h)	2,189	410
Series 2003-42 Class SH, 6.0243% 5/20/33 (d)(g)(h)	878	192
Series 2004-32:
Class GS, 5.9654% 5/16/34 (d)(g)(h)	616	126
Class SG, 5.9743% 3/20/33 (d)(g)(h)	9,785	1,663
Series 2004-59 Class SC, 6.6354% 8/16/34 (d)(g)	3,754	907
Series 2004-73 Class AL, 6.6654% 8/17/34 (d)(g)(h)	1,371	334
Series 2005-13 Class SA, 6.2743% 2/20/35 (d)(g)(h)	7,621	1,268
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,214
Series 2005-82 Class NS, 5.7743% 7/20/34 (d)(g)	7,806	1,523
Series 2006-13 Class DS, 10.3115% 3/20/36 (d)(h)	7,348	9,553
Series 2007-35 Class SC, 36.9926% 6/16/37 (d)(h)	2,378	4,651
Series 2008-15 Class CI, 5.9643% 2/20/38 (d)(g)	3,419	682
Series 2008-88 Class BZ, 5.5% 5/20/33	13,377	15,004
Series 2009-13 Class E, 4.5% 3/16/39	6,288	6,654
Series 2009-42 Class AY, 5% 6/16/37	4,180	4,584
Series 2010-14 Class SN, 5.4154% 2/16/40 (d)(g)(h)	5,280	955
Series 2010-35 Class QI, 4.5% 3/20/40 (g)	5,265	842
Series 2010-H10 Class FA, 0.8522% 5/20/60 (d)(f)	10,088	9,987
Series 2010-H12 Class PT, 5.47% 11/20/59 (f)	4,004	4,081
Series 2011-52 Class HI, 7% 4/16/41 (g)	924	206
Series 2011-71 Class ZB, 5.5% 8/20/34	17,071	19,287
Series 2012-103 Class IL, 3% 8/20/27 (g)	56,113	5,174
Series 2012-64 Class KB, 23.9578% 5/20/41 (d)	85	123
Series 2012-76 Class GS, 6.1654% 6/16/42 (d)(g)(h)	3,359	729
Series 2013-124:
Class ES, 7.9658% 4/20/39 (d)(h)	10,151	10,891
Class ST, 8.0991% 8/20/39 (d)(h)	19,525	21,492
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	13,882	2,698
Series 2013-39 Class GS, 8.4487% 3/20/41 (d)	58,981	67,639
Series 2014-183 Class BI, 4.5% 12/20/44 (g)	25,866	4,423
Series 2014-44:
Class 1A, 3.5% 5/20/28 (g)	39,640	4,282
Class IC, 3% 4/20/28 (g)	64,420	6,042
Series 2014-5 Class LS, 6.2654% 6/16/43 (d)(g)(h)	34,944	6,011
Series 2015-117 Class IE, 4.5% 8/20/45 (g)	17,382	2,969
Series 2015-H13 Class HA, 2.5% 8/20/64 (f)	74,038	75,354
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	28,696	29,229
Series 2015-H21:
Class HZ, 4.5709% 6/20/63 (d)(f)	5,253	5,827
Class JZ, 4.7018% 6/20/65 (d)(f)	1,052	1,188
Series 2016-17:
Class A, 3% 2/16/46	48,301	50,378
Class D, 3% 2/16/46	41,340	42,910
Class S, 5.5854% 2/16/46 (d)(g)	31,005	5,689
Class SA, 5.5854% 2/16/46 (d)(g)	64,402	13,573
		998,353
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $978,385)		998,353

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(g)	4,616	12
Series 2001-12 Class X, 0.643% 7/16/40 (d)(g)	1,292	2
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.5812% 9/16/42 (d)(g)	11,261	220
Series 2002-62 Class IO, 1.1375% 8/16/42 (d)(g)	2,761	59
Series 2002-85 Class X, 0.365% 3/16/42 (d)(g)	2,764	24
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,449)		317
	Shares	Value (000s)

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.41% (i)
(Cost $531,741)	531,699,730	531,859
TOTAL INVESTMENT PORTFOLIO - 109.1%
(Cost $6,870,030)		6,982,582
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(582,803)
NET ASSETS - 100%		$6,399,779

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 11/1/46	$(1,000)	$(1,042)
3.5% 11/1/46	(5,000)	(5,295)
TOTAL TBA SALE COMMITMENTS
(Proceeds $6,346)		$(6,337)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
1,033 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	133,903	$1,725
579 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	69,941	165
90 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	14,645	744
TOTAL FUTURES CONTRACTS			$2,634

The face value of futures sold as a percentage of Net Assets is 3.4%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Dec. 2026	$116,800	3-month LIBOR	1.75%	$1,828	$0	$1,828
LCH	Dec. 2046	2,100	3-month LIBOR	2.25%	79	0	79

TOTAL INTEREST RATE SWAPS					$1,907	$0	$1,907

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,356,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,819,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,883,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$427
Total	$427

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$83,841	$--	$83,841	$--
U.S. Government Agency - Mortgage Securities	5,368,212	--	5,368,212	--
Collateralized Mortgage Obligations	998,353	--	998,353	--
Commercial Mortgage Securities	317	--	317	--
Money Market Funds	531,859	531,859	--	--
Total Investments in Securities:	$6,982,582	$531,859	$6,450,723	$--
Derivative Instruments:
Assets
Futures Contracts	$2,634	$2,634	$--	$--
Swaps	1,907	--	1,907	--
Total Assets	$4,541	$2,634	$1,907	$--
Total Derivative Instruments:	$4,541	$2,634	$1,907	$--
Other Financial Instruments:
TBA Sale Commitments	$(6,337)	$--	$(6,337)	$--
Total Other Financial Instruments:	$(6,337)	$--	$(6,337)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $6,870,170,000. Net unrealized appreciation aggregated $112,412,000, of which $137,081,000 related to appreciated investment securities and $24,669,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2016 Fund℠

October 31, 2016

RW16-QTLY-1216
1.858577.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 1.9%
	Shares	Value
Domestic Equity Funds - 1.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	973	$18,126
Fidelity Blue Chip Growth Fund (a)	246	16,784
Fidelity Equity-Income Fund (a)	470	25,511
Fidelity Large Cap Stock Fund (a)	702	19,469
Fidelity Series 100 Index Fund (a)	1,192	16,783
Fidelity Series Broad Market Opportunities Fund (a)	1,963	29,539
Fidelity Series Small Cap Opportunities Fund (a)	213	2,685

TOTAL EQUITY FUNDS

(Cost $71,775)		128,897

Short-Term Funds - 98.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	6,520,713	6,520,713
Fidelity Short-Term Bond Fund (a)	7,382	63,777
TOTAL SHORT-TERM FUNDS
(Cost $6,579,518)		6,584,490
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,651,293)		6,713,387
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108)
NET ASSETS - 100%		$6,713,279

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$31,193	$1,040	$13,648	$--	$18,126
Fidelity Blue Chip Growth Fund	28,358	1,296	12,603	33	16,784
Fidelity Equity-Income Fund	44,427	1,698	20,594	215	25,511
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	9,007,344	419,217	2,905,848	6,285	6,520,713
Fidelity Large Cap Stock Fund	33,084	1,103	15,143	--	19,469
Fidelity Series 100 Index Fund	28,358	946	12,246	--	16,783
Fidelity Series Broad Market Opportunities Fund	51,044	1,815	23,034	--	29,539
Fidelity Series Small Cap Opportunities Fund	4,726	459	2,436	9	2,685
Fidelity Short-Term Bond Fund	224,026	7,860	167,719	387	63,777
Total	$9,452,560	$435,434	$3,173,271	$6,929	$6,713,387

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $6,655,675. Net unrealized appreciation aggregated $57,712, of which $57,712 related to appreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2018 Fund℠

October 31, 2016

RW18-QTLY-1216
1.858579.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 6.7%
	Shares	Value
Domestic Equity Funds - 6.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	2,221	$41,372
Fidelity Blue Chip Growth Fund (a)	567	38,703
Fidelity Equity-Income Fund (a)	1,090	59,166
Fidelity Large Cap Stock Fund (a)	1,604	44,486
Fidelity Series 100 Index Fund (a)	2,749	38,703
Fidelity Series Broad Market Opportunities Fund (a)	4,522	68,063
Fidelity Series Small Cap Opportunities Fund (a)	458	5,783

TOTAL EQUITY FUNDS

(Cost $214,236)		296,276

Fixed-Income Funds - 7.2%
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Government Income Fund (a)	6,107	64,059
Fidelity Strategic Real Return Fund (a)	7,329	64,059
Fidelity Total Bond Fund (a)	17,844	192,178

TOTAL FIXED-INCOME FUNDS

(Cost $312,336)		320,296

Short-Term Funds - 86.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	2,544,582	2,544,582
Fidelity Short-Term Bond Fund (a)	149,006	1,287,415
TOTAL SHORT-TERM FUNDS
(Cost $3,816,660)		3,831,997
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,343,232)		4,448,569
NET OTHER ASSETS (LIABILITIES) - 0.0%		(459)
NET ASSETS - 100%		$4,448,110

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$52,411	$974	$11,061	$--	$41,372
Fidelity Blue Chip Growth Fund	48,982	1,539	11,179	59	38,703
Fidelity Equity-Income Fund	74,943	1,797	17,441	404	59,166
Fidelity Government Income Fund	102,373	2,584	39,269	335	64,059
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	2,633,775	201,447	290,640	1,985	2,544,582
Fidelity Large Cap Stock Fund	56,330	1,046	13,554	--	44,486
Fidelity Series 100 Index Fund	48,982	910	10,630	--	38,703
Fidelity Series Broad Market Opportunities Fund	86,209	1,602	18,980	--	68,063
Fidelity Series Small Cap Opportunities Fund	7,347	155	1,581	18	5,783
Fidelity Short-Term Bond Fund	1,376,889	65,572	151,943	3,112	1,287,415
Fidelity Strategic Real Return Fund	102,373	2,400	39,997	498	64,059
Fidelity Total Bond Fund	307,608	7,839	121,659	1,770	192,178
Total	$4,898,222	$287,865	$727,934	$8,181	$4,448,569

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $4,349,900. Net unrealized appreciation aggregated $98,669, of which $102,874 related to appreciated investment securities and $4,205 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2020 Fund℠

October 31, 2016

RW20-QTLY-1216
1.858582.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 15.7%
	Shares	Value
Domestic Equity Funds - 15.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	11,523	$214,670
Fidelity Blue Chip Growth Fund (a)	2,916	199,057
Fidelity Equity-Income Fund (a)	5,647	306,392
Fidelity Large Cap Stock Fund (a)	8,266	229,306
Fidelity Series 100 Index Fund (a)	14,138	199,057
Fidelity Series Broad Market Opportunities Fund (a)	23,406	352,253
Fidelity Series Small Cap Opportunities Fund (a)	2,395	30,249
TOTAL EQUITY FUNDS
(Cost $1,016,877)		1,530,984

Fixed-Income Funds - 31.6%
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Government Income Fund (a)	58,788	616,687
Fidelity Strategic Real Return Fund(a)	70,559	616,687
Fidelity Total Bond Fund (a)	171,688	1,849,085
TOTAL FIXED-INCOME FUNDS
(Cost $3,037,788)		3,082,459

Short-Term Funds - 52.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	3,024,877	3,024,877
Fidelity Short-Term Bond Fund (a)	245,297	2,119,368
TOTAL SHORT-TERM FUNDS
(Cost $5,119,540)		5,144,245
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,174,205)		9,757,688
NET OTHER ASSETS (LIABILITIES) - 0.0%		(969)
NET ASSETS - 100%		$9,756,719

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$233,659	$8,476	$22,720	$--	$214,670
Fidelity Blue Chip Growth Fund	216,969	10,757	25,331	270	199,057
Fidelity Equity-Income Fund	332,817	14,053	39,658	1,980	306,392
Fidelity Government Income Fund	670,542	29,751	70,866	2,452	616,687
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$2,759,731	$374,961	$109,815	$2,185	$3,024,877
Fidelity Large Cap Stock Fund	250,349	9,082	33,042	--	229,306
Fidelity Series 100 Index Fund	216,969	7,871	23,074	--	199,057
Fidelity Series Broad Market Opportunities Fund	382,887	13,890	40,357	--	352,253
Fidelity Series Small Cap Opportunities Fund	33,380	1,385	3,800	82	30,249
Fidelity Short-Term Bond Fund	2,039,119	166,157	81,141	4,787	2,119,368
Fidelity Strategic Real Return Fund	670,543	28,467	76,690	4,142	616,687
Fidelity Total Bond Fund	2,010,644	88,966	236,611	12,990	1,849,085
Total	$9,817,609	$753,816	$763,105	$28,888	$9,757,688

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $9,216,266. Net unrealized appreciation aggregated $541,422, of which $583,903 related to appreciated investment securities and $42,481 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2022 Fund℠

October 31, 2016

RW22-QTLY-1216
1.858584.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.4%
	Shares	Value
Domestic Equity Funds - 23.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	24,046	$447,981
Fidelity Blue Chip Growth Fund (a)	6,101	416,471
Fidelity Equity-Income Fund (a)	11,791	639,777
Fidelity Large Cap Stock Fund (a)	17,285	479,490
Fidelity Series 100 Index Fund (a)	29,579	416,471
Fidelity Series Broad Market Opportunities Fund (a)	48,882	735,675
Fidelity Series Small Cap Opportunities Fund (a)	5,098	64,389

TOTAL DOMESTIC EQUITY FUNDS		3,200,254

International Equity Funds - 2.0%
Fidelity Advisor International Discovery Fund Class I (a)	7,462	282,214
TOTAL EQUITY FUNDS
(Cost $2,974,861)		3,482,468

Fixed-Income Funds - 42.3%
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Government Income Fund (a)	110,486	1,158,996
Fidelity Strategic Real Return Fund (a)	132,608	1,158,996
Fidelity Total Bond Fund (a)	322,586	3,474,245
TOTAL FIXED-INCOME FUNDS
(Cost $5,812,379)		5,792,237

Short-Term Funds - 32.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%(a)(b)	2,212,504	2,212,504
Fidelity Short-Term Bond Fund (a)	256,077	2,212,504
TOTAL SHORT-TERM FUNDS
(Cost $4,409,836)		4,425,008
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,197,076)		13,699,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		(145)
NET ASSETS - 100%		$13,699,568

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$300,747	$10,535	$25,488	$--	$282,214
Fidelity Advisor Mid Cap II Fund Class I	469,055	16,455	27,622	--	447,981
Fidelity Blue Chip Growth Fund	435,945	20,369	32,807	562	416,471
Fidelity Equity-Income Fund	670,473	21,263	49,969	4,163	639,777
Fidelity Government Income Fund	1,154,703	60,723	33,368	4,406	1,158,996
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	2,185,245	93,676	66,417	1,708	2,212,504
Fidelity Large Cap Stock Fund	502,165	12,804	41,348	--	479,490
Fidelity Series 100 Index Fund	435,945	11,115	24,894	--	416,471
Fidelity Series Broad Market Opportunities Fund	771,182	23,979	50,645	--	735,675
Fidelity Series Small Cap Opportunities Fund	67,599	4,001	5,727	171	64,389
Fidelity Short-Term Bond Fund	2,185,245	97,171	64,789	5,169	2,212,504
Fidelity Strategic Real Return Fund	1,154,703	52,440	37,841	7,703	1,158,996
Fidelity Total Bond Fund	3,462,729	140,908	103,798	23,362	3,474,245
Total	$13,795,736	$565,439	$564,713	$47,244	$13,699,713

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $13,247,296. Net unrealized appreciation aggregated $452,417, of which $575,538 related to appreciated investment securities and $123,121 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2024 Fund℠

October 31, 2016

RW24-QTLY-1216
1.858587.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 33.2%
	Shares	Value
Domestic Equity Funds - 30.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	22,949	$427,544
Fidelity Blue Chip Growth Fund (a)	5,819	397,223
Fidelity Equity-Income Fund (a)	11,251	610,486
Fidelity Large Cap Stock Fund (a)	16,506	457,865
Fidelity Series 100 Index Fund (a)	28,212	397,223
Fidelity Series Broad Market Opportunities Fund (a)	46,675	702,464
Fidelity Series Small Cap Opportunities Fund (a)	4,801	60,643

TOTAL DOMESTIC EQUITY FUNDS		3,053,448

International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Class I (a)	8,071	305,248
TOTAL EQUITY FUNDS
(Cost $3,008,793)		3,358,696

Fixed-Income Funds - 40.4%
High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund (a)	10,424	100,067
Fidelity Strategic Income Fund (a)	9,283	100,067

TOTAL HIGH YIELD FIXED-INCOME FUNDS		200,134

Investment Grade Fixed-Income Funds - 38.4%
Fidelity Government Income Fund (a)	74,092	777,230
Fidelity Strategic Real Return Fund (a)	88,928	777,230
Fidelity Total Bond Fund (a)	216,309	2,329,651

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,884,111

TOTAL FIXED-INCOME FUNDS
(Cost $4,085,196)		4,084,245

Short-Term Funds - 26.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	1,332,084	1,332,084
Fidelity Short-Term Bond Fund (a)	154,176	1,332,083
TOTAL SHORT-TERM FUNDS
(Cost $2,655,785)		2,664,167
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,749,774)		10,107,108
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232)
NET ASSETS - 100%		$10,106,876

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$292,353	$44,284	$27,226	$--	$305,248
Fidelity Advisor Mid Cap II Fund Class I	403,149	60,630	26,552	--	427,544
Fidelity Blue Chip Growth Fund	374,286	61,315	31,295	541	397,223
Fidelity Capital & Income Fund	98,692	14,801	14,373	1,039	100,067
Fidelity Equity-Income Fund	575,395	84,199	46,347	3,955	610,486
Fidelity Government Income Fund	708,536	112,857	29,050	2,862	777,230
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	1,200,136	184,514	52,566	996	1,332,084
Fidelity Large Cap Stock Fund	432,012	60,239	39,174	--	457,865
Fidelity Series 100 Index Fund	374,286	52,190	23,809	--	397,223
Fidelity Series Broad Market Opportunities Fund	661,983	97,119	47,321	--	702,464
Fidelity Series Small Cap Opportunities Fund	57,726	8,920	4,537	163	60,643
Fidelity Short-Term Bond Fund	1,200,136	186,471	51,558	3,005	1,332,083
Fidelity Strategic Income Fund	98,692	14,635	13,256	873	100,067
Fidelity Strategic Real Return Fund	708,536	113,174	38,110	5,166	777,230
Fidelity Total Bond Fund	2,124,676	322,989	100,402	15,173	2,329,651
Total	$9,310,594	$1,418,337	$545,576	$33,773	$10,107,108

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $9,783,900. Net unrealized appreciation aggregated $323,208, of which $435,097 related to appreciated investment securities and $111,889 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2026 Fund℠

October 31, 2016

RW26-QTLY-1216
1.858589.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 39.3%
	Shares	Value
Domestic Equity Funds - 35.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	22,633	$421,653
Fidelity Blue Chip Growth Fund (a)	5,740	391,836
Fidelity Equity-Income Fund (a)	11,099	602,239
Fidelity Large Cap Stock Fund (a)	16,275	451,467
Fidelity Series 100 Index Fund (a)	27,829	391,836
Fidelity Series Broad Market Opportunities Fund (a)	46,015	692,531
Fidelity Series Small Cap Opportunities Fund (a)	4,788	60,478

TOTAL DOMESTIC EQUITY FUNDS		3,012,040

International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Class I (a)	8,942	338,168
TOTAL EQUITY FUNDS
(Cost $3,031,480)		3,350,208

Fixed-Income Funds - 38.6%
High Yield Fixed-Income Funds - 2.9%
Fidelity Capital & Income Fund (a)	12,866	123,513
Fidelity Strategic Income Fund (a)	11,458	123,513

TOTAL HIGH YIELD FIXED-INCOME FUNDS		247,026

Investment Grade Fixed-Income Funds - 35.7%
Fidelity Government Income Fund (a)	58,061	609,064
Fidelity Strategic Real Return Fund (a)	69,687	609,064
Fidelity Total Bond Fund (a)	169,498	1,825,494

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,043,622

TOTAL FIXED-INCOME FUNDS
(Cost $3,279,022)		3,290,648

Short-Term Funds - 22.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	938,741	938,741
Fidelity Short-Term Bond Fund (a)	108,651	938,741
TOTAL SHORT-TERM FUNDS
(Cost $1,871,326)		1,877,482
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,181,828)		8,518,338
NET OTHER ASSETS (LIABILITIES) - 0.0%		(445)
NET ASSETS - 100%		$8,517,893

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$341,529	$30,526	$29,401	$--	$338,168
Fidelity Advisor Mid Cap II Fund Class I	420,215	36,399	25,650	--	421,653
Fidelity Blue Chip Growth Fund	390,917	39,520	31,850	516	391,836
Fidelity Capital & Income Fund	125,562	10,161	13,449	1,280	123,513
Fidelity Equity-Income Fund	601,025	46,399	43,004	3,858	602,239
Fidelity Government Income Fund	593,491	59,025	31,406	2,292	609,064
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	903,211	84,210	48,680	716	938,741
Fidelity Large Cap Stock Fund	450,350	31,861	35,821	--	451,467
Fidelity Series 100 Index Fund	390,917	28,473	22,245	--	391,836
Fidelity Series Broad Market Opportunities Fund	690,592	58,274	47,705	--	692,531
Fidelity Series Small Cap Opportunities Fund	60,270	6,370	4,748	156	60,478
Fidelity Short-Term Bond Fund	903,211	85,649	47,986	2,164	938,741
Fidelity Strategic Income Fund	125,562	9,957	12,027	1,075	123,513
Fidelity Strategic Real Return Fund	593,491	53,987	32,975	4,016	609,064
Fidelity Total Bond Fund	1,780,471	153,774	95,221	12,148	1,825,494
Total	$8,370,814	$734,585	$522,168	$28,221	$8,518,338

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $8,225,315. Net unrealized appreciation aggregated $293,023, of which $372,925 related to appreciated investment securities and $79,902 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2028 Fund℠

October 31, 2016

RW28-QTLY-1216
1.858591.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.0%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Class I (a)	81,931	$1,526,376
Fidelity Blue Chip Growth Fund (a)	20,770	1,417,745
Fidelity Equity-Income Fund (a)	40,194	2,180,933
Fidelity Large Cap Stock Fund (a)	58,940	1,635,006
Fidelity Series 100 Index Fund (a)	100,692	1,417,745
Fidelity Series Broad Market Opportunities Fund (a)	166,566	2,506,824
Fidelity Series Small Cap Opportunities Fund (a)	17,202	217,261

TOTAL DOMESTIC EQUITY FUNDS		10,901,890

International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Class I (a)	35,940	1,359,233
TOTAL EQUITY FUNDS
(Cost $11,155,628)		12,261,123

Fixed-Income Funds - 37.1%
High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund (a)	52,225	501,361
Fidelity Strategic Income Fund (a)	46,508	501,361

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,002,722

Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund (a)	178,170	1,869,007
Fidelity Strategic Real Return Fund (a)	213,845	1,869,007
Fidelity Total Bond Fund (a)	519,843	5,598,710

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,336,724

TOTAL FIXED-INCOME FUNDS
(Cost $10,326,816)		10,339,446

Short-Term Funds - 18.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	2,626,671	2,626,671
Fidelity Short-Term Bond Fund (a)	304,013	2,626,671
TOTAL SHORT-TERM FUNDS
(Cost $5,231,410)		5,253,342
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $26,713,854)		27,853,911
NET OTHER ASSETS (LIABILITIES) - 0.0%		(437)
NET ASSETS - 100%		$27,853,474

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,470,389	$38,496	$131,947	$--	$1,359,233
Fidelity Advisor Mid Cap II Fund Class I	1,629,829	38,873	108,338	--	1,526,376
Fidelity Blue Chip Growth Fund	1,514,678	53,912	127,298	1,873	1,417,745
Fidelity Capital & Income Fund	543,276	8,237	55,419	5,243	501,361
Fidelity Equity-Income Fund	2,329,592	31,793	173,067	14,113	2,180,933
Fidelity Government Income Fund	1,966,423	54,709	114,404	7,159	1,869,007
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	2,742,954	52,662	168,946	2,045	2,626,671
Fidelity Large Cap Stock Fund	1,747,932	9,635	141,970	--	1,635,006
Fidelity Series 100 Index Fund	1,514,678	18,044	95,891	--	1,417,745
Fidelity Series Broad Market Opportunities Fund	2,680,950	51,500	195,556	--	2,506,824
Fidelity Series Small Cap Opportunities Fund	233,254	6,065	16,849	572	217,261
Fidelity Short-Term Bond Fund	2,742,954	56,925	166,995	6,188	2,626,671
Fidelity Strategic Income Fund	543,276	7,397	49,552	4,401	501,361
Fidelity Strategic Real Return Fund	1,966,424	40,934	121,182	12,485	1,869,007
Fidelity Total Bond Fund	5,899,267	107,285	365,736	37,931	5,598,710
Total	$29,525,876	$576,467	$2,033,150	$92,010	$27,853,911

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $26,795,311. Net unrealized appreciation aggregated $1,058,600, of which $1,404,233 related to appreciated investment securities and $345,633 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2030 Fund℠

October 31, 2016

RW30-QTLY-1216
1.858593.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	41,672	$776,352
Fidelity Blue Chip Growth Fund (a)	10,569	721,471
Fidelity Equity-Income Fund (a)	20,451	1,109,649
Fidelity Large Cap Stock Fund (a)	30,013	832,570
Fidelity Series 100 Index Fund (a)	51,241	721,471
Fidelity Series Broad Market Opportunities Fund (a)	84,848	1,276,964
Fidelity Series Small Cap Opportunities Fund (a)	8,796	111,099

TOTAL DOMESTIC EQUITY FUNDS		5,549,576

International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Class I (a)	20,173	762,961
TOTAL EQUITY FUNDS
(Cost $5,393,224)		6,312,537

Fixed-Income Funds - 36.1%
High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund (a)	28,444	273,060
Fidelity Strategic Income Fund (a)	25,330	273,060

TOTAL HIGH YIELD FIXED-INCOME FUNDS		546,120

Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund (a)	81,666	856,672
Fidelity Strategic Real Return Fund (a)	98,017	856,672
Fidelity Total Bond Fund (a)	238,627	2,570,009

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,283,353

TOTAL FIXED-INCOME FUNDS
(Cost $4,806,539)		4,829,473

Short-Term Funds - 16.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	1,121,703	1,121,703
Fidelity Short-Term Bond Fund (a)	129,827	1,121,703
TOTAL SHORT-TERM FUNDS
(Cost $2,231,207)		2,243,406
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $12,430,970)		13,385,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211)
NET ASSETS - 100%		$13,385,205

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$824,854	$23,168	$75,333	$--	$762,961
Fidelity Advisor Mid Cap II Fund Class I	830,543	21,120	57,912	--	776,352
Fidelity Blue Chip Growth Fund	770,812	28,449	65,659	968	721,471
Fidelity Capital & Income Fund	294,387	5,386	29,562	2,864	273,060
Fidelity Equity-Income Fund	1,186,083	21,750	94,320	7,265	1,109,649
Fidelity Government Income Fund	903,073	30,502	59,576	3,307	856,672
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	1,181,817	27,689	87,803	884	1,121,703
Fidelity Large Cap Stock Fund	888,851	7,611	73,799	--	832,570
Fidelity Series 100 Index Fund	770,812	11,364	50,837	--	721,471
Fidelity Series Broad Market Opportunities Fund	1,363,854	30,510	101,966	--	1,276,964
Fidelity Series Small Cap Opportunities Fund	118,039	4,598	8,913	293	111,099
Fidelity Short-Term Bond Fund	1,181,817	29,519	86,946	2,679	1,121,703
Fidelity Strategic Income Fund	294,387	4,927	26,370	2,404	273,060
Fidelity Strategic Real Return Fund	903,073	25,542	63,866	5,790	856,672
Fidelity Total Bond Fund	2,709,220	68,272	188,019	17,534	2,570,009
Total	$14,221,622	$340,407	$1,070,881	$43,988	$13,385,416

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $12,468,573. Net unrealized appreciation aggregated $916,843, of which $1,047,955 related to appreciated investment securities and $131,112 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2032 Fund℠

October 31, 2016

RW32-QTLY-1216
1.858595.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity Advisor Mid Cap II Fund Class I (a)	23,597	$439,620
Fidelity Blue Chip Growth Fund (a)	5,982	408,323
Fidelity Equity-Income Fund (a)	11,576	628,133
Fidelity Large Cap Stock Fund (a)	16,976	470,918
Fidelity Series 100 Index Fund (a)	29,000	408,323
Fidelity Series Broad Market Opportunities Fund (a)	47,975	722,025
Fidelity Series Small Cap Opportunities Fund (a)	4,956	62,595

TOTAL DOMESTIC EQUITY FUNDS		3,139,937

International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Class I (a)	12,490	472,374
TOTAL EQUITY FUNDS
(Cost $2,936,734)		3,612,311

Fixed-Income Funds - 34.9%
High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (a)	16,907	162,310
Fidelity Strategic Income Fund (a)	15,057	162,310

TOTAL HIGH YIELD FIXED-INCOME FUNDS		324,620

Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund (a)	42,255	443,260
Fidelity Strategic Real Return Fund (a)	50,716	443,260
Fidelity Total Bond Fund (a)	123,471	1,329,778

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,216,298

TOTAL FIXED-INCOME FUNDS
(Cost $2,554,265)		2,540,918

Short-Term Funds - 15.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	562,627	562,627
Fidelity Short-Term Bond Fund (a)	65,119	562,627
TOTAL SHORT-TERM FUNDS
(Cost $1,120,028)		1,125,254
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,611,027)		7,278,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(202)
NET ASSETS - 100%		$7,278,281

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$486,247	$17,430	$25,335	$--	$472,374
Fidelity Advisor Mid Cap II Fund Class I	447,141	17,095	14,980	--	439,620
Fidelity Blue Chip Growth Fund	415,413	19,932	20,179	535	408,323
Fidelity Capital & Income Fund	166,018	4,873	10,165	1,651	162,310
Fidelity Equity-Income Fund	638,983	19,095	27,869	3,972	628,133
Fidelity Government Income Fund	447,879	18,891	14,736	1,672	443,260
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	564,460	20,967	22,800	432	562,627
Fidelity Large Cap Stock Fund	478,869	9,294	22,600	--	470,918
Fidelity Series 100 Index Fund	415,413	10,778	12,438	--	408,323
Fidelity Series Broad Market Opportunities Fund	734,905	22,916	27,161	--	722,025
Fidelity Series Small Cap Opportunities Fund	64,193	3,072	3,226	162	62,595
Fidelity Short-Term Bond Fund	564,460	21,855	22,390	1,307	562,627
Fidelity Strategic Income Fund	166,018	4,608	8,348	1,386	162,310
Fidelity Strategic Real Return Fund	447,879	16,325	16,978	2,902	443,260
Fidelity Total Bond Fund	1,340,683	48,759	49,782	8,863	1,329,778
Total	$7,378,561	$255,890	$298,987	$22,882	$7,278,483

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $6,629,060. Net unrealized appreciation aggregated $649,423, of which $714,894 related to appreciated investment securities and $65,471 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2034 Fund℠

October 31, 2016

RW34-QTLY-1216
1.858597.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 44.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	23,884	$444,950
Fidelity Blue Chip Growth Fund (a)	6,057	413,424
Fidelity Equity-Income Fund (a)	11,713	635,541
Fidelity Large Cap Stock Fund (a)	17,177	476,477
Fidelity Series 100 Index Fund (a)	29,363	413,424
Fidelity Series Broad Market Opportunities Fund (a)	48,561	730,836
Fidelity Series Small Cap Opportunities Fund (a)	5,049	63,769

TOTAL DOMESTIC EQUITY FUNDS		3,178,421

International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Class I (a)	13,773	520,900
TOTAL EQUITY FUNDS
(Cost $2,991,443)		3,699,321

Fixed-Income Funds - 34.3%
High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (a)	17,763	170,528
Fidelity Strategic Income Fund (a)	15,819	170,528

TOTAL HIGH YIELD FIXED-INCOME FUNDS		341,056

Investment Grade Fixed-Income Funds - 29.5%
Fidelity Government Income Fund (a)	40,367	423,455
Fidelity Strategic Real Return Fund (a)	48,450	423,455
Fidelity Total Bond Fund (a)	117,954	1,270,365

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,117,275

TOTAL FIXED-INCOME FUNDS
(Cost $2,407,329)		2,458,331

Short-Term Funds - 14.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	503,704	503,704
Fidelity Short-Term Bond Fund (a)	58,299	503,704
TOTAL SHORT-TERM FUNDS
(Cost $999,919)		1,007,408
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,398,691)		7,165,060
NET OTHER ASSETS (LIABILITIES) - 0.0%		(241)
NET ASSETS - 100%		$7,164,819

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$570,895	$13,175	$56,673	$--	$520,900
Fidelity Advisor Mid Cap II Fund Class I	482,589	11,643	39,356	--	444,950
Fidelity Blue Chip Growth Fund	447,731	15,070	42,501	573	413,424
Fidelity Capital & Income Fund	185,134	2,989	19,449	1,821	170,528
Fidelity Equity-Income Fund	689,412	11,501	63,200	4,290	635,541
Fidelity Government Income Fund	457,026	13,171	37,965	1,683	423,455
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	537,587	13,331	47,213	406	503,704
Fidelity Large Cap Stock Fund	516,672	3,254	49,469	--	476,477
Fidelity Series 100 Index Fund	447,731	6,398	35,010	--	413,424
Fidelity Series Broad Market Opportunities Fund	792,437	13,749	66,597	--	730,836
Fidelity Series Small Cap Opportunities Fund	68,941	2,353	6,034	174	63,769
Fidelity Short-Term Bond Fund	537,587	14,176	46,812	1,230	503,704
Fidelity Strategic Income Fund	185,134	2,697	17,408	1,528	170,528
Fidelity Strategic Real Return Fund	457,026	10,751	40,174	2,964	423,455
Fidelity Total Bond Fund	1,370,302	27,940	118,100	8,915	1,270,365
Total	$7,746,204	$162,198	$685,961	$23,584	$7,165,060

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $6,441,593. Net unrealized appreciation aggregated $723,467, of which $770,688 related to appreciated investment securities and $47,221 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2036 Fund℠

October 31, 2016

RW36-QTLY-1216
1.858599.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	34,046	$634,282
Fidelity Blue Chip Growth Fund (a)	8,633	589,262
Fidelity Equity-Income Fund (a)	16,705	906,403
Fidelity Large Cap Stock Fund (a)	24,524	680,303
Fidelity Series 100 Index Fund (a)	41,851	589,262
Fidelity Series Broad Market Opportunities Fund (a)	69,267	1,042,464
Fidelity Series Small Cap Opportunities Fund (a)	7,208	91,041

TOTAL DOMESTIC EQUITY FUNDS		4,533,017

International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Class I (a)	21,295	805,358
TOTAL EQUITY FUNDS
(Cost $4,747,813)		5,338,375

Fixed-Income Funds - 33.4%
High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund (a)	26,053	250,111
Fidelity Strategic Income Fund (a)	23,201	250,111

TOTAL HIGH YIELD FIXED-INCOME FUNDS		500,222

Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund (a)	54,266	569,253
Fidelity Strategic Real Return Fund (a)	65,132	569,253
Fidelity Total Bond Fund (a)	158,288	1,704,761

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,843,267

TOTAL FIXED-INCOME FUNDS
(Cost $3,360,737)		3,343,489

Short-Term Funds - 13.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	661,294	661,294
Fidelity Short-Term Bond Fund (a)	76,539	661,294
TOTAL SHORT-TERM FUNDS
(Cost $1,318,099)		1,322,588
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,426,649)		10,004,452
NET OTHER ASSETS (LIABILITIES) - 0.0%		(838)
NET ASSETS - 100%		$10,003,614

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$894,729	$24,000	$103,821	$--	$805,358
Fidelity Advisor Mid Cap II Fund Class I	698,218	18,769	68,824	--	634,282
Fidelity Blue Chip Growth Fund	647,718	22,180	71,203	772	589,262
Fidelity Capital & Income Fund	276,652	5,359	34,593	2,602	250,111
Fidelity Equity-Income Fund	996,826	19,751	108,025	5,801	906,403
Fidelity Government Income Fund	622,467	20,186	61,852	2,194	569,253
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	717,978	18,513	75,197	518	661,294
Fidelity Large Cap Stock Fund	747,620	7,449	83,529	--	680,303
Fidelity Series 100 Index Fund	647,718	12,174	62,945	--	589,262
Fidelity Series Broad Market Opportunities Fund	1,146,131	23,252	115,332	--	1,042,464
Fidelity Series Small Cap Opportunities Fund	99,902	3,693	10,423	235	91,041
Fidelity Short-Term Bond Fund	717,978	19,578	74,710	1,569	661,294
Fidelity Strategic Income Fund	276,652	4,942	31,685	2,184	250,111
Fidelity Strategic Real Return Fund	622,468	16,520	64,671	3,771	569,253
Fidelity Total Bond Fund	1,865,206	44,926	192,787	11,623	1,704,761
Total	$10,978,263	$261,292	$1,159,597	$31,269	$10,004,452

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $9,475,431. Net unrealized appreciation aggregated $529,021, of which $658,900 related to appreciated investment securities and $129,879 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2038 Fund℠

October 31, 2016

RW38-QTLY-1216
1.867283.109

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.0%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Class I (a)	16,524	$307,833
Fidelity Blue Chip Growth Fund (a)	4,189	285,913
Fidelity Equity-Income Fund (a)	8,097	439,354
Fidelity Large Cap Stock Fund (a)	11,887	329,753
Fidelity Series 100 Index Fund (a)	20,306	285,913
Fidelity Series Broad Market Opportunities Fund (a)	33,594	505,590
Fidelity Series Small Cap Opportunities Fund (a)	3,471	43,840

TOTAL DOMESTIC EQUITY FUNDS		2,198,196

International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Class I (a)	11,138	421,246
TOTAL EQUITY FUNDS
(Cost $2,137,895)		2,619,442

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (a)	13,005	124,849
Fidelity Strategic Income Fund (a)	11,582	124,849

TOTAL HIGH YIELD FIXED-INCOME FUNDS		249,698

Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund (a)	25,257	264,946
Fidelity Strategic Real Return Fund (a)	30,314	264,946
Fidelity Total Bond Fund (a)	73,845	795,316

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,325,208

TOTAL FIXED-INCOME FUNDS
(Cost $1,542,118)		1,574,906

Short-Term Funds - 12.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	285,437	285,437
Fidelity Short-Term Bond Fund (a)	33,037	285,437
TOTAL SHORT-TERM FUNDS
(Cost $566,522)		570,874
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,246,535)		4,765,222
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152)
NET ASSETS - 100%		$4,765,070

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$444,172	$12,169	$29,572	$--	$421,246
Fidelity Advisor Mid Cap II Fund Class I	321,454	8,558	15,472	--	307,833
Fidelity Blue Chip Growth Fund	298,599	10,748	18,702	369	285,913
Fidelity Capital & Income Fund	131,164	2,529	10,124	1,284	124,849
Fidelity Equity-Income Fund	459,077	9,056	27,416	2,819	439,354
Fidelity Government Income Fund	275,744	9,001	14,463	1,012	264,946
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	293,134	8,722	16,418	221	285,437
Fidelity Large Cap Stock Fund	344,308	3,269	21,723	--	329,753
Fidelity Series 100 Index Fund	298,599	5,123	13,988	--	285,913
Fidelity Series Broad Market Opportunities Fund	528,138	10,992	27,519	--	505,590
Fidelity Series Small Cap Opportunities Fund	45,709	1,706	2,540	112	43,840
Fidelity Short-Term Bond Fund	293,133	9,183	16,208	667	285,437
Fidelity Strategic Income Fund	131,164	2,323	8,686	1,078	124,849
Fidelity Strategic Real Return Fund	275,745	7,869	16,248	1,763	264,946
Fidelity Total Bond Fund	828,221	19,466	46,465	5,366	795,316
Total	$4,968,361	$120,714	$285,544	$14,691	$4,765,222

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $4,263,626. Net unrealized appreciation aggregated $501,596, of which $539,911 related to appreciated investment securities and $38,315 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2040 Fund℠

October 31, 2016

RW40-QTLY-1216
1.867287.109

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	31,840	$593,172
Fidelity Blue Chip Growth Fund (a)	8,068	550,738
Fidelity Equity-Income Fund (a)	15,608	846,873
Fidelity Large Cap Stock Fund (a)	22,913	635,606
Fidelity Series 100 Index Fund (a)	39,115	550,738
Fidelity Series Broad Market Opportunities Fund (a)	64,729	974,175
Fidelity Series Small Cap Opportunities Fund (a)	6,720	84,868

TOTAL DOMESTIC EQUITY FUNDS		4,236,170

International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Class I (a)	23,085	873,056
TOTAL EQUITY FUNDS
(Cost $4,511,386)		5,109,226

Fixed-Income Funds - 32.9%
High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund (a)	25,863	248,284
Fidelity Strategic Income Fund (a)	23,032	248,284

TOTAL HIGH YIELD FIXED-INCOME FUNDS		496,568

Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund (a)	47,251	495,664
Fidelity Strategic Real Return Fund (a)	56,712	495,664
Fidelity Total Bond Fund (a)	137,900	1,485,189

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,476,517

TOTAL FIXED-INCOME FUNDS
(Cost $2,974,612)		2,973,085

Short-Term Funds - 10.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	473,093	473,093
Fidelity Short-Term Bond Fund (a)	54,756	473,093
TOTAL SHORT-TERM FUNDS
(Cost $942,813)		946,186
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,428,811)		9,028,497
NET OTHER ASSETS (LIABILITIES) - 0.0%		(470)
NET ASSETS - 100%		$9,028,027

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$955,013	$33,069	$102,911	$--	$873,056
Fidelity Advisor Mid Cap II Fund Class I	643,511	22,121	58,790	--	593,172
Fidelity Blue Chip Growth Fund	597,616	25,923	63,333	764	550,738
Fidelity Capital & Income Fund	269,513	7,253	31,157	2,661	248,284
Fidelity Equity-Income Fund	918,883	25,761	94,223	5,820	846,873
Fidelity Government Income Fund	533,167	22,770	49,874	1,973	495,664
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	506,801	17,159	50,867	384	473,093
Fidelity Large Cap Stock Fund	689,406	11,748	73,151	--	635,606
Fidelity Series 100 Index Fund	597,615	14,168	53,251	--	550,738
Fidelity Series Broad Market Opportunities Fund	1,056,569	29,143	99,130	--	974,175
Fidelity Series Small Cap Opportunities Fund	91,791	4,069	8,936	232	84,868
Fidelity Short-Term Bond Fund	506,801	17,949	50,481	1,163	473,093
Fidelity Strategic Income Fund	269,513	6,827	28,135	2,234	248,284
Fidelity Strategic Real Return Fund	533,167	19,480	52,110	3,526	495,664
Fidelity Total Bond Fund	1,595,591	59,587	158,357	10,452	1,485,189
Total	$9,764,957	$317,027	$974,706	$29,209	$9,028,497

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $8,461,202. Net unrealized appreciation aggregated $567,295, of which $666,091 related to appreciated investment securities and $98,796 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2042 Fund℠

October 31, 2016

RW42-QTLY-1216
1.867292.109

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.4%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	102,285	$1,905,572
Fidelity Blue Chip Growth Fund (a)	25,916	1,769,045
Fidelity Equity-Income Fund (a)	50,163	2,721,835
Fidelity Large Cap Stock Fund (a)	73,615	2,042,090
Fidelity Series 100 Index Fund (a)	125,642	1,769,045
Fidelity Series Broad Market Opportunities Fund (a)	208,066	3,131,389
Fidelity Series Small Cap Opportunities Fund (a)	21,618	273,036

TOTAL DOMESTIC EQUITY FUNDS		13,612,012

International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Class I (a)	79,489	3,006,274
TOTAL EQUITY FUNDS
(Cost $14,123,818)		16,618,286

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (a)	85,621	821,960
Fidelity Strategic Income Fund (a)	76,249	821,960

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,643,920

Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund (a)	144,511	1,515,918
Fidelity Strategic Real Return Fund (a)	173,446	1,515,918
Fidelity Total Bond Fund (a)	421,203	4,536,355

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,568,191

TOTAL FIXED-INCOME FUNDS
(Cost $9,135,353)		9,212,111

Short-Term Funds - 9.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (a)(b)	1,305,417	1,305,417
Fidelity Short-Term Bond Fund (a)	151,090	1,305,417
TOTAL SHORT-TERM FUNDS
(Cost $2,601,133)		2,610,834
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $25,860,304)		28,441,231
NET OTHER ASSETS (LIABILITIES) - 0.0%		(707)
NET ASSETS - 100%		$28,440,524

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$3,139,114	$88,108	$180,510	$--	$3,006,274
Fidelity Advisor Mid Cap II Fund Class I	1,973,325	56,298	81,148	--	1,905,572
Fidelity Blue Chip Growth Fund	1,832,373	65,488	98,501	2,325	1,769,045
Fidelity Capital & Income Fund	851,585	20,550	58,274	8,449	821,960
Fidelity Equity-Income Fund	2,819,036	71,628	158,704	17,679	2,721,835
Fidelity Government Income Fund	1,562,216	56,036	71,795	5,798	1,515,918
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	1,309,677	55,716	59,976	1,002	1,305,417
Fidelity Large Cap Stock Fund	2,114,277	30,042	125,275	--	2,042,090
Fidelity Series 100 Index Fund	1,832,373	40,701	79,844	--	1,769,045
Fidelity Series Broad Market Opportunities Fund	3,241,891	69,788	141,313	--	3,131,389
Fidelity Series Small Cap Opportunities Fund	281,904	10,742	13,066	707	273,036
Fidelity Short-Term Bond Fund	1,309,677	57,773	59,009	3,030	1,305,417
Fidelity Strategic Income Fund	851,585	19,197	48,915	7,094	821,960
Fidelity Strategic Real Return Fund	1,562,216	48,877	81,196	10,191	1,515,918
Fidelity Total Bond Fund	4,683,712	133,930	246,996	30,749	4,536,355
Total	$29,364,961	$824,874	$1,504,522	$87,024	$28,441,231

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $25,995,949. Net unrealized appreciation aggregated $2,445,282, of which $2,717,666 related to appreciated investment securities and $272,384 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016